Fair value measurement - Summary of financial assets and liabilities by category (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Trade and other payables
FINANCIAL LIABILITIES
Financial liabilities, at fair value	$ 115.7	$ 111.3
Long-term debt
FINANCIAL LIABILITIES
Financial liabilities, at fair value	548.0	707.7
Gold stream obligation
FINANCIAL LIABILITIES
Financial liabilities, at fair value	217.9	164.5
New Afton
FINANCIAL LIABILITIES
Financial liabilities, at fair value	436.1	0.0
Cash and cash equivalents
FINANCIAL ASSETS
Financial assets, at fair value	186.3	83.4
Trade and other receivables
FINANCIAL ASSETS
Financial assets, at fair value	65.2	14.5
Proceeds due from income tax refunds at Mesquite
FINANCIAL ASSETS
Financial assets, at fair value	12.8	9.0
Investments
FINANCIAL ASSETS
Financial assets, at fair value	46.2	0.5
Financial liabilities at amortized cost | Trade and other payables
FINANCIAL LIABILITIES
Financial liabilities, at fair value	115.7	111.3
Financial liabilities at amortized cost | Long-term debt
FINANCIAL LIABILITIES
Financial liabilities, at fair value	489.2	714.5
Financial instruments at FVTPL | Level 2 of fair value hierarchy | Gold price option contracts
FINANCIAL LIABILITIES
Financial liabilities, at fair value	0.0	26.4
Financial instruments at FVTPL | Level 3 of fair value hierarchy | Gold stream obligation
FINANCIAL LIABILITIES
Financial liabilities, at fair value	217.9	164.5
Financial instruments at FVTPL | Level 3 of fair value hierarchy | New Afton
FINANCIAL LIABILITIES
Financial liabilities, at fair value	436.1	0.0
Financial assets at amortized cost | Cash and cash equivalents
FINANCIAL ASSETS
Financial assets, at fair value	186.3	83.4
Financial assets at amortized cost | Trade and other receivables
FINANCIAL ASSETS
Financial assets, at fair value	65.2	14.5
Financial assets at amortized cost | Level 1 of fair value hierarchy | Proceeds due from income tax refunds at Mesquite
FINANCIAL ASSETS
Financial assets, at fair value	12.8	9.0
Financial instruments at FVTPL | Level 2 of fair value hierarchy | Provisionally priced contracts
FINANCIAL ASSETS
Financial assets, at fair value	8.9	1.5
Financial instruments at FVTPL | Level 2 of fair value hierarchy | Gold and copper swap contracts
FINANCIAL ASSETS
Financial assets, at fair value	(9.8)	(1.3)
Financial instruments at FVTPL | Level 1 of fair value hierarchy | Investments
FINANCIAL ASSETS
Financial assets, at fair value	$ 46.2	$ 0.5